REGULATORY FRAMEWORK, General Framework for Non-Regulated Segments (Details) $ in Thousands			12 Months Ended
	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Dec. 31, 2025 ARS ($) $ / bbl $ / m³	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 23, 2019	Sep. 03, 2018 USD ($)
Domestic market [Abstract]
Subsidies receivable from government			$ 12,720,094		$ 14,314,749
Foreign market [Abstract]
Capped amount of each dollar of the tax base or the official FOB price							$ 4
Rate applicable to hydrocarbons						8.00%
Barrel price, condition one | $ / bbl			45
Barrel price, condition two | $ / bbl			60
Tax rate for barrel price below US$45			0.00%
Tax rate for barrel price equal or higher than US$60			8.00%
Percentage of withholding tax rate			8.00%
Tariff charge paid (per cubic meter) | $ / m³			0.0492
Tariff charge (per cubic meter) | $ / m³	0.405	0.0492
ENARGAS [Member]
Domestic market [Abstract]
Regulatory price increase percentage			41.42%
LPG domestic price per ton				$ 593,952
Bottom of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products			0.00%
Top of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products			8.00%
Propane [Member]
Foreign market [Abstract]
Export duty percentage							12.00%
Butane [Member]
Foreign market [Abstract]
Export duty percentage							12.00%
Natural Gasoline [Member]
Foreign market [Abstract]
Export duty percentage							12.00%